INCOME (LOSS) PER SHARE	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
19.	INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Year ended
	September 30,
	2012	2013	2014
	RMB	RMB	RMB

Net income (loss) (numerator), basic and diluted	(1,434)	7,494	(9,527)

Shares (denominator):
Common stock outstanding	23,382,812	22,905,926	22,743,853
Weighted average common stock outstanding used in computing basic income per share	23,382,812	23,259,127	22,743,853

Add: Share options	-	19,316	-
Weighted average common stock outstanding used in computing diluted income per share	23,382,812	23,278,443	22,743,853

Net income (loss) per share-basic	(0.06)	0.32	(0.42)

Net income (loss) per share-diluted	(0.06)	0.32	(0.42)

For the year ended September 30, 2013, the effect of conversion and exercise of the Company’s outstanding options are included as their effect is dilutive. For the year ended September 30, 2012 and 2014, the effect of the outstanding options was anti-dilutive.